CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD CAD in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Operating activities
Earnings	CAD 352	CAD 423	CAD 1,699	CAD 202
Depreciation and amortization	555	485	1,114	959
Deferred income taxes (recovery)/expense	(26)	183	348	(139)
Changes in unrealized (gains)/loss on derivative instruments, net (Note 12)	77	(352)	(765)	1,131
Cash distributions in excess of equity earnings	43	80	3	126
Impairment (Note 6)	187	456	187	456
Gain on disposition		(29)		(34)
Hedge ineffectiveness (Note 12)	5	(12)	31	(30)
Inventory revaluation allowance	10	2	178	45
Unrealized (gains)/loss on intercompany loan	(5)	16	55	(55)
Other	85	4	172	(31)
Changes in environmental liabilities, net of recoveries	23	(10)	14	(20)
Changes in operating assets and liabilities	64	115	195	272
Net operating activities	1,370	1,361	3,231	2,882
Investing activities
Additions to property, plant and equipment	(1,314)	(1,973)	(2,959)	(3,563)
Joint venture financing	5		(5)
Long-term investments	(114)	(37)	(247)	(179)
Restricted long-term investments	(16)	(11)	(28)	(22)
Additions to intangible assets	(29)	(43)	(56)	(62)
Acquisition (Note 4)	(485)		(539)	(106)
Proceeds from disposition		34		34
Affiliate loans, net	(117)	3	(115)	6
Changes in restricted cash	(10)	(9)	17	(21)
Net investing activities	(2,080)	(2,036)	(3,932)	(3,913)
Financing activities
Net change in bank indebtedness and short-term borrowings	(103)	(95)	140	(551)
Net change in commercial paper and credit facility draws	758	1,215	(406)	2,236
Debenture and term note repayments	(423)	(19)	(423)	(395)
Contributions from noncontrolling interests	12	54	28	579
Distributions to noncontrolling interests	(178)	(166)	(362)	(324)
Contributions from redeemable noncontrolling interests	563		567
Distributions to redeemable noncontrolling interests	(53)	(26)	(95)	(53)
Common shares issued	6	32	2,233	40
Preference share dividends	(71)	(71)	(144)	(142)
Common share dividends	(281)	(238)	(557)	(479)
Net financing activities	230	686	981	911
Effect of translation of foreign denominated cash and cash equivalents	2	7	(38)	68
Increase/(decrease) in cash and cash equivalents	(478)	18	242	(52)
Cash and cash equivalents at beginning period	1,735	1,191	1,015	1,261
Cash and cash equivalents at end of period	CAD 1,257	CAD 1,209	CAD 1,257	CAD 1,209